Fair Value Measurements (Details) - Schedule of fair value of financial instruments - Fair Value Measurements Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Financial assets:
Total financial assets	$ 2,042
Financial liabilities:
Total financial liabilities	1,819	$ 93,812
Money market funds [Member]
Financial assets:
Total financial assets	2,042
Unvested founder shares liability [Member]
Financial liabilities:
Total financial liabilities	196
Warrant [Member]
Financial liabilities:
Total financial liabilities	1,623	4,149
Convertible promissory notes and embedded warrants [Member]
Financial liabilities:
Total financial liabilities		89,663
Level 1 [Member]
Financial assets:
Total financial assets	2,042
Financial liabilities:
Total financial liabilities
Level 1 [Member] | Money market funds [Member]
Financial assets:
Total financial assets	2,042
Level 1 [Member] | Unvested founder shares liability [Member]
Financial liabilities:
Total financial liabilities
Level 1 [Member] | Warrant [Member]
Financial liabilities:
Total financial liabilities
Level 1 [Member] | Convertible promissory notes and embedded warrants [Member]
Financial liabilities:
Total financial liabilities
Level 2 [Member]
Financial assets:
Total financial assets
Financial liabilities:
Total financial liabilities
Level 2 [Member] | Money market funds [Member]
Financial assets:
Total financial assets
Level 2 [Member] | Unvested founder shares liability [Member]
Financial liabilities:
Total financial liabilities
Level 2 [Member] | Warrant [Member]
Financial liabilities:
Total financial liabilities
Level 2 [Member] | Convertible promissory notes and embedded warrants [Member]
Financial liabilities:
Total financial liabilities
Level 3 [Member]
Financial assets:
Total financial assets
Financial liabilities:
Total financial liabilities	1,819	93,812
Level 3 [Member] | Money market funds [Member]
Financial assets:
Total financial assets
Level 3 [Member] | Unvested founder shares liability [Member]
Financial liabilities:
Total financial liabilities	196
Level 3 [Member] | Warrant [Member]
Financial liabilities:
Total financial liabilities	$ 1,623	4,149
Level 3 [Member] | Convertible promissory notes and embedded warrants [Member]
Financial liabilities:
Total financial liabilities		$ 89,663